Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Phased funding and potential loan forgiveness milestones
The following summarizes the phased funding and potential loan forgiveness milestones set forth in the Amended DECD Loan Agreement (in millions):

	Funding	Potential Loan Forgiveness
Phase 1	$5.0	$4.5
Phase 2	4.5	2.8
Phase 3	6.0	3.0
Final	—	2.0
Total	$15.5	$12.3

Long-term debt maturities
As of December 31, 2020, long-term debt matures as follows (in thousands):

2021	$1,770
2022	1,906
2023	2,865
2024	4,208
2025	4,106
Thereafter	5,886
Total maturities of long-term debt	20,741
Less: Current portion of long-term debt	(1,770)
Total long-term debt, net of current portion	$18,971
As of March 31, 2021, long-term debt matures as follows (in thousands):

(in thousands)
2021 (remainder of year)	$1,377
2022	1,906
2023	2,865
2024	4,208
2025	4,106
Thereafter	5,886
Total maturities of long-term debt	20,348
Less: current portion of long-term debt	(1,846)
Total long-term debt, net of current maturities	$18,502